Long-Term Loans from Banks (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term loans from banks

	Interest rate		December 31,
	2018	2017	2018	2017
	%

In, or linked to Dollars (see c below )	3.71%	3.71%	5,017	9,871
In other currencies	-	10%-17%	-	245
			5,017	10,116

Less - current maturities			2,332	5,101

			2,685	5,015

Schedule of annual maturities of the long-term loans
2019 (current maturities)	2,332
2020	1,512
2021	1,173

5,017